Shareholder Report, Holdings (Details)	Jun. 30, 2024
IDX Risk-Managed Bitcoin Strategy Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.80%
IDX Risk-Managed Bitcoin Strategy Fund - Institutional Class | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	65.80%
IDX Risk-Managed Bitcoin Strategy Fund - Institutional Class | Total
Holdings [Line Items]
Percent of Net Asset Value	65.80%
IDX Commodity Opportunities Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.66%
IDX Commodity Opportunities Fund - Institutional Class | Commodities
Holdings [Line Items]
Percent of Net Asset Value	12.87%
IDX Commodity Opportunities Fund - Institutional Class | Corporate Segment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
IDX Commodity Opportunities Fund - Institutional Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.72%
IDX Commodity Opportunities Fund - Institutional Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.88%
IDX Commodity Opportunities Fund - Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.69%
IDX Commodity Opportunities Fund - Institutional Class | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
IDX Commodity Opportunities Fund - Institutional Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
IDX Commodity Opportunities Fund - Institutional Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.84%
IDX Commodity Opportunities Fund - Institutional Class | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	47.66%
IDX Commodity Opportunities Fund - Institutional Class | Total
Holdings [Line Items]
Percent of Net Asset Value	79.83%
IDX Commodity Opportunities Fund - Institutional Class | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	6.56%
IDX Commodity Opportunities Fund - Institutional Class | iShares iBoxx USD Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.21%
IDX Commodity Opportunities Fund - Institutional Class | Sprott Uranium Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	4.38%
IDX Commodity Opportunities Fund - Institutional Class | Global X MLP ETF
Holdings [Line Items]
Percent of Net Asset Value	4.22%
IDX Commodity Opportunities Fund - Institutional Class | iShares Global Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	3.59%
IDX Commodity Opportunities Fund - Institutional Class | First Trust Emerging Markets AlphaDEX Fund
Holdings [Line Items]
Percent of Net Asset Value	2.31%
IDX Commodity Opportunities Fund - Institutional Class | Aris Water Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.97%
IDX Commodity Opportunities Fund - Institutional Class | Global X Silver Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	1.93%
IDX Commodity Opportunities Fund - Institutional Class | Ardmore Shipping Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%